Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Schedule of Other Income (Expense)
Other Income (Expense)

Other income (expense) is summarized as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Realized gain on sale of marketable securities	$—	$3,911	$—
Change in fair value of the contingent purchase price liability	170	(926)	(2,370)
Miscellaneous other income	—	37	—
Total other income (expense)	$170	$3,022	$(2,370)